Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Contingency [Line Items]
Effective income tax rate reconciliation, foreign income tax rate	21.42%	21.42%	21.42%	(0.47%)	0.00%
Income tax rate reconciliation, tax exemptible income, percent	(56.77%)	(56.77%)	(56.77%)	(13.14%)	0.02%
Statutory income tax rate	0.00%	0.00%	0.00%	0.00%	(0.02%)
Provision of valuation allowance | ¥			¥ 24,519,326	¥ 42,631,572	¥ 16,396,474
Reversal of valuation allowance | ¥			¥ 6,100,147
USA
Income Tax Contingency [Line Items]
U.S federal income tax rate	21.00%	21.00%	21.00%
Hong Kong | Up to Two Million
Income Tax Contingency [Line Items]
Effective income tax rate reconciliation, foreign income tax rate	8.25%	8.25%	8.25%
Income tax assessable profit | $	$ 2,000,000
Hong Kong | Over Two Million
Income Tax Contingency [Line Items]
Effective income tax rate reconciliation, foreign income tax rate	16.50%	16.50%	16.50%
Income tax assessable profit | $	$ 2,000,000
Singapore
Income Tax Contingency [Line Items]
Effective income tax rate reconciliation, foreign income tax rate	17.00%	17.00%	17.00%
Singapore | Tax Exemption Scenario One
Income Tax Contingency [Line Items]
Income tax rate reconciliation, tax exemptible income, percent	75.00%	75.00%	75.00%
Income tax reconciliation tax exemptible income		$ 100,000	¥ 470,000
Singapore | Tax Exemption Scenario Two
Income Tax Contingency [Line Items]
Income tax rate reconciliation, tax exemptible income, percent	50.00%	50.00%	50.00%
Income tax reconciliation tax exemptible income		$ 100,000	¥ 470,000
PRC
Income Tax Contingency [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%	15.00%	15.00%